PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
PROPERTY AND EQUIPMENT
Property and equipment
	2024	2023
Property and equipment:
Office furniture and equipment	$77,859	77,859
Total property and equipment	77,859	77,859
Accumulated depreciation	(77,859)	(77,859)
Property and equipment, net	$—	$—

	2023	2022
Property and equipment:
Telecommunications fiber and equipment	$—	$—
Medical equipment	—	—
Office furniture and equipment	77,859	77,859
Total Property and equipment	$77,859	$77,859
Accumulated depreciation	(77,859)	(75,404)
Property and equipment, net	$--	$2,455